Summary of Amounts Recorded with Respect of Operating Leases with VIE Lessors (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2011
Funded residual value guarantees and receivables (included in Other assets)
Variable Interest Entity [Line Items]
Carrying amounts	$ 2,386
Maximum exposure to loss	2,386
Embedded equity
Variable Interest Entity [Line Items]
Carrying amounts	1,752
Maximum exposure to loss	1,752
Accrued liabilities
Variable Interest Entity [Line Items]
Carrying amounts	$ 330